Property, plant and equipment	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
11.  Property, plant and equipment

The following is a summary of the changes in carrying value of property, plant and equipment.

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as at April 1, 2018	Rs.	4,216	Rs.	22,441	Rs.	67,215	Rs.	5,544	Rs.	770	Rs.	100,186
Additions		3		1,476		6,002		707		125		8,313
Disposals (1) (2)		(51)		(892)		(2,444)		(541)		(120)		(4,048)
Effect of changes in foreign exchange rates		24		81		167		7		-		279
Balance as at March 31, 2019	Rs.	4,192	Rs.	23,106	Rs.	70,940	Rs.	5,717	Rs.	775	Rs.	104,730

Balance as at April 1, 2019	Rs.	4,192	Rs.	23,106	Rs.	70,940	Rs.	5,717	Rs.	775	Rs.	104,730
Recognition of right of use asset on initial application of IFRS 16		-		723		2		28		400		1,153
Adjusted balance as at April 1, 2019	Rs.	4,192	Rs.	23,829	Rs.	70,942	Rs.	5,745	Rs.	1,175	Rs.	105,883
Additions		4		997		4,278		497		295		6,071
Disposals		-		(55)		(706)		(253)		(179)		(1,193)
Effect of changes in foreign exchange rates		(73)		185		353		(24)		(80)		361
Balance as at March 31, 2020	Rs.	4,123	Rs.	24,956	Rs.	74,867	Rs.	5,965	Rs.	1,211	Rs.	111,122

Accumulated Depreciation
Balance as at April 1, 2018	Rs.	38	Rs.	6,343	Rs.	38,985	Rs.	4,505	Rs.	374	Rs.	50,245
Depreciation for the year		-		1,040		6,538		614		170		8,362
Impairment		12		59		17		1		-		89
Disposals (1)(2)		(50)		(612)		(1,945)		(523)		(102)		(3,232)
Effect of changes in foreign exchange rates		-		43		47		6		-		96
Balance as at March 31, 2019	Rs.	-	Rs.	6,873	Rs.	43,642	Rs.	4,603	Rs.	442	Rs.	55,560

Balance as at April 1, 2019	Rs.	-	Rs.	6,873	Rs.	43,642	Rs.	4,603	Rs.	442	Rs.	55,560
Depreciation for the year		-		1,306		6,404		562		368		8,640
Impairment		-		-		-		-		-		-
Disposals		-		(36)		(667)		(251)		(158)		(1,112)
Effect of changes in foreign exchange rates		-		65		223		(11)		(54)		223
Balance as at March 31, 2020	Rs.	-	Rs.	8,208	Rs.	49,602	Rs.	4,903	Rs.	598	Rs.	63,311

Net carrying value
As at April 1, 2018	Rs.	4,178	Rs.	16,098	Rs.	28,230	Rs.	1,039	Rs.	396	Rs.	49,941
As at March 31, 2019	Rs.	4,192	Rs.	16,233	Rs.	27,298	Rs.	1,114	Rs.	333	Rs.	49,170
Add: Capital-work-in-progress											Rs.	4,918
Total as at March 31, 2019											Rs.	54,088
As at March 31, 2020	Rs.	4,123	Rs.	16,748	Rs.	25,265	Rs.	1,062	Rs.	613	Rs.	47,811
Add: Capital-work-in-progress											Rs.	4,521
Total as at March 31, 2020											Rs.	52,332

(1)	Consequent to the Company’s plan to dispose of certain non-current assets, these assets were measured at the lower of their carrying value and their fair value less costs to sell, and Rs.94 had been recognized as impairment loss for the three months ended June 30, 2018.

During the three months ended September 30, 2018, the closing conditions were satisfied and the Company sold all of the issued and outstanding membership interests in Dr. Reddy’s Laboratories Tennessee, LLC and certain related assets. The sale resulted in a gain on disposal of Rs.110, which was recognized in the income statements under the heading “Other income, net” as gain on disposal of assets. The gain on disposal includes Rs.113 of foreign currency translation reserve reclassified to the income statements on disposal of foreign operations.

(2)	During the three months ended December 31, 2018, the Company sold one of its API manufacturing business units located in Jeedimetla, Hyderabad to Therapiva Private Limited. This sale was done on a slump sale basis (an Indian tax law concept which refers to the transfer of a business as a going concern without values being assigned to individual assets and liabilities), including all related property, plant and equipment, current assets, current liabilities, and transfer of employees. An amount of Rs.423 representing the profit on the sale of such business unit was included under the heading “Other income, net”.

Capital commitments

As of March 31, 2020 and 2019, the Company was committed to spend Rs.4,888 and Rs.2,495, respectively, under agreements to purchase property, plant and equipment. This amount is net of capital advances paid in respect of such purchase commitments.

Interest capitalization

During the years ended March 31, 2020 and 2019, the Company capitalized interest cost of Rs.52 and Rs.74, respectively, with respect to qualifying assets. The rate for capitalization of interest cost for the years ended March 31, 2020 and 2019 was approximately 4.22% and 3.21%, respectively.

Assets acquired under finance leases

Property, plant and equipment includes Rs.463 of assets acquired (net of accumulated depreciation) under finance leases as of March 31, 2019.

Leases

The Company has lease contracts for various items of plant and equipment, vehicles and other equipment used in its operations. Below are the carrying amounts of right-of-use assets recognized and the movements during the year.

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as at April 1, 2019	Rs.	73	Rs.	840	Rs.	12	Rs.	-	Rs.	37	Rs.	962
Recognition of right of use asset on initial application of IFRS 16		-		723		2		28		400		1,153
Adjusted balance as at April 1, 2019	Rs.	73	Rs.	1,563	Rs.	14	Rs.	28	Rs.	437	Rs.	2,115
Additions		-		87		3		17		146		253
Disposals		-		(1)		-		-		(56)		(57)
Effect of changes in foreign exchange rates		5		39		1		-		3		48
Balance as at March 31, 2020	Rs.	78	Rs.	1,688	Rs.	18	Rs.	45	Rs.	530	Rs.	2,359

Accumulated Depreciation
Balance as at April 1, 2019	Rs.	-	Rs.	454	Rs.	12	Rs.	-	Rs.	33	Rs.	499
Depreciation for the year		-		267		1		13		210		491
Disposals		-		(1)		-		-		(41)		(42)
Effect of changes in foreign exchange rates		-		24		1		-		(3)		22
Balance as at March 31, 2020	Rs.	-	Rs.	744	Rs.	14	Rs.	13	Rs.	199	Rs.	970

Net carrying value
As at March 31, 2020	Rs.	78	Rs.	944	Rs.	4	Rs.	32	Rs.	331	Rs.	1,389

The following are the amounts recognized in income statement:

	For the Year Ended March 31,
	2020
Depreciation expense of right-of-use assets	Rs.	491
Interest expense on lease liabilities		230

The Company had total cash outflows for leases of Rs.972 during the year ended March 31, 2020. The maturity analysis of lease liabilities are disclosed in Note 16 of these consolidated financial statements.